CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 5,989	¥ 41,226	¥ 71,289	¥ 24,320
Foreign currency translation:
Change in unrealized gains (losses)	(318)	(2,191)	312	52
Less: reclassification adjustment for losses recorded in net income	6	44	21
Net change	(312)	(2,147)	333	52
Available-for-sale securities:
Change in unrealized gains	1,295	8,911	2,278	3,089
Less: reclassification adjustment for gains recorded in net income	(838)	(5,764)	(422)
Less: tax effect	(151)	(1,042)	(488)
Net change	306	2,105	1,368	3,089
Share of other comprehensive income of equity method investees
Change in unrealized gains	113	780	65	13
Interest rate swaps under hedge accounting:
Change in unrealized (losses) gains	63	433		(36)
Forward exchange contracts under hedge accounting:
Change in unrealized (losses) gains	25	169	(168)
Other comprehensive income	195	1,340	1,598	3,118
Total comprehensive income	6,184	42,566	72,887	27,438
Less: total comprehensive (income) loss attributable to noncontrolling interests	57	389	102	(56)
Total comprehensive income attributable to Alibaba Group Holding Limited	$ 6,241	¥ 42,955	¥ 72,989	¥ 27,382